Loans (Activity in the Allowance for Loan Losses) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Loans [Line Items]
Balance at beginning of year	$ 26,836	$ 21,819	$ 21,819	$ 15,414	$ 8,778
Provision for loan losses	1,159	3,117	12,589	10,084	9,038
Charge-offs, net	(953)	(1,416)	(7,680)	(3,699)	(2,402)
Balance at end of year	$ 27,042	$ 23,520	$ 26,836	$ 21,819	$ 15,414